Finance and investment income, finance costs and revaluation and retranslation of financial instruments	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Finance and investment income, finance costs and revaluation and retranslation of financial instruments
6. Finance and investment income, finance costs and revaluation and retranslation of financial instruments
Finance and investment income arise from:

	2024	2023	2022
	£m	£m	£m
Financial assets measured at amortised cost	123	111	118
Financial assets measured at fair value through profit and loss	11	13	24
Other interest income	3	3	3
	137	127	145
Finance costs arise from:

	2024	2023	2022
	£m	£m	£m
Interest on bank overdrafts, bonds and bank loans	309	273	258
Interest expense related to lease liabilities	98	106	96
Interest on other long-term employee benefits	6	6	3
Net interest expense on pension plans	4	4	2
	417	389	359
Revaluation and retranslation of financial instruments include:

	2024	2023	2022
	£m	£m	£m
Movements in fair value of derivative financial instruments	(17)	(3)	1
Premium on the early repayment of bonds	(16)	—	—
Revaluation of investments and other assets held at fair value through profit or loss	(24)	(21)	23
Remeasurement of put options over non-controlling interests	(10)	(1)	28
Revaluation of contingent consideration liabilities	1	51	26
Retranslation of financial instruments	16	(19)	(2)
Net revaluation and retranslation of financial instrument (loss)/gain	(50)	7	76